Vessels and Other Fixed Assets, Net	6 Months Ended
Jun. 30, 2012
Vessels and other fixed assets, net (Abstract)
Vessels and other fixed assets, net
5.           Vessels and other fixed assets, net:

The amounts in the accompanying condensed consolidated balance sheets as of December 31, 2011 and June 30, 2012 (unaudited) are analyzed as follows:

	December 31, 2011	June 30, 2012
Cost
Vessels	$876,778	$772,982
Other fixed assets	587	642
Impairment charge	(62,020)	-
Total cost	815,345	773,624
Accumulated depreciation	(176,813)	(165,386)
Vessels and other fixed assets, net	$638,532	$608,238

Vessels disposed during the six month period ended June 30, 2012

On February 22, 2012, the Company entered into an agreement with a third party in order to sell the vessel Star Ypsilon together with a quantity of 667 metric tons of fuel oil, for a contracted price of $9,126 less address commission of 3% and brokerage commission of 1%. The vessel was delivered to its purchasers on March 9, 2012.

The net carrying amount of the vessel as of the date of its delivery was $11,152 and the resulting loss of $3,164 is included under "Loss on sale of Vessel" in the accompanying unaudited interim condensed consolidated statement of operations for the six month period ended June 30, 2012.

No vessel acquisitions or disposals took place in the six month period ended June, 30, 2011.